Supplement dated March 3, 2025
to the Statement of Additional Information (the “SAI”), dated January 1, 2025, for the following funds (each a Fund, and together the Funds):
Fund
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund
Columbia Integrated Large Cap Value Fund
Columbia Integrated Small Cap Growth Fund
The information for the Funds under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance– Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2024, unless otherwise noted
Integrated Large Cap Growth Fund	Jason Hans	3 RICs 2 PIVs 55 other accounts	$633.56 million $84.38 million $5.56 billion	None	$50,001 – $100,000(a) $10,001 – $50,000 (b)	Columbia Management	Columbia Management
	Oleg Nusinzon	10 RICs 3 PIVs 71 other accounts	$12.73 billion $308.60 million $15.18 billion	4 other accounts ($1.98 B)	None
	Raghavendran Sivaraman	10 RICs 3 PIVs 67 other accounts	$12.73 billion $308.60 million $15.18 billion	4 other accounts ($1.98 B)	$10,001 – $50,000 (b)
Integrated Large Cap Value Fund	Jason Hans	3 RICs 2 PIVs 55 other accounts	$528.52 million $84.38 million $5.56 billion	None	$100,001 – $500,000(a) $10,001 – $50,000 (b)	Columbia Management	Columbia Management
	Oleg Nusinzon	10 RICs 3 PIVs 71 other accounts	$12.63 billion $308.60 million $15.18 billion	4 other accounts ($1.98 B)	None
	Raghavendran Sivaraman	10 RICs 3 PIVs 67 other accounts	$12.63 billion $308.60 million $15.18 billion	4 other accounts ($1.98 B)	$10,001 – $50,000 (b)
Integrated Small Cap Growth Fund	Jason Hans	3 RICs 2 PIVs 55 other accounts	$662.00 million $84.38 million $5.56 billion	None	$50,001 – $100,000(a) $50,001 – $100,000 (b)	Columbia Management	Columbia Management
	Oleg Nusinzon	10 RICs 3 PIVs 71 other accounts	$12.76 billion $308.60 million $15.18 billion	4 other accounts ($1.98 B)	None
	Raghavendran Sivaraman	10 RICs 3 PIVs 67 other accounts	$12.76 billion $308.60 million $15.18 billion	4 other accounts ($1.98 B)	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(c)
The Fund is available for sale only in the U.S. The portfolio manager does not reside in the U.S. and therefore does not hold any shares of the Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP965_10_005_(03/25)